Long-Term Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Long-Term Incentive Plan
Long-Term Incentive Plan

Plan Description

We have a long-term incentive plan (“LTIP”) covering certain of our employees and directors of our general partner. The LTIP primarily consists of phantom units and permits the grant of awards covering an aggregate of 9.4 million of our limited partner units. The remaining units available under the LTIP at December 31, 2012 total 2.4 million. The compensation committee administers our LTIP.

Under our LTIP, the compensation committee has granted performance-based awards and retention awards.  Retention awards are subject to forfeiture by a participant if their employment is terminated for any reason.  Performance-based awards are subject to forfeiture by a participant if their employment is terminated for any reason other than retirement, death or disability prior to the vesting date.  If a performance-based award recipient retires, dies or becomes disabled prior to the end of the vesting period, the recipient's award will be prorated based upon the completed months of employment during the vesting period, and the award will be settled shortly after the end of the vesting period. Our agreement with the award participants requires these awards to be paid in our limited partner units. Award grants under our LTIP do not have an early vesting feature except for the performance-based awards which can vest early under certain circumstances following a change in control of our general partner.

For performance-based awards, we base the payout calculation for 80% of the award solely on the attainment of a financial metric established by the compensation committee. We account for this portion of the award grants as equity. The payout calculation for the remaining 20% of the unit awards is based on both the attainment of a financial metric and the individual employee's personal performance as determined by the compensation committee. We account for this portion of the award grants as a liability. The payout for the retention awards that have been granted by the compensation committee is subject only to the participant's continued employment with us. We account for these award grants as equity.

Non-Vested Unit Awards

The following table includes the changes during the current fiscal year in the number of non-vested units that have been granted by the compensation committee. The amounts below include no adjustments for above-target or below-target performance and forfeitures are actual amounts forfeited during 2012.

	Equity Method				Liability Method Performance-Based
	Performance-Based Awards		Retention Awards				Total Awards
	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Non-vested units - 1/1/2012	548,024	$22.93	120,760	$20.55	137,008	$33.65	805,792	$24.39
Units granted during 2012	214,232	$33.57	7,016	$30.54	53,558	$33.57	274,806	$33.50
Units vested during 2012	(302,464)	$17.54	(61,990)	$17.77	(75,616)	$43.19	(440,070)	$21.98
Units forfeited during 2012	(15,702)	$25.59	(6,984)	$21.02	(3,925)	$43.19	(26,611)	$26.99
Non-vested units - 12/31/12	444,090	$31.24	58,802	$24.60	111,025	$43.19	613,917	$32.77

The table below summarizes the total non-vested unit awards granted by the compensation committee. The award grants have been adjusted for units we estimate will be forfeited by the end of the vesting period and for estimated amounts of above-target financial performance to determine the total number of unit awards included in our total equity-based liability accrual.

Grant Date	Unit Awards Granted	Estimated Forfeitures	Adjustment to Unit Awards in Anticipation of Achieving Above- Target Financial Results	Total Unit Award Accrual	Vesting Date	Unrecognized Compensation Expense(a) (in millions)
Performance-Based Awards:
2011 Awards	302,022	14,043	215,984	503,963	12/31/2013	$5.2
2012 Awards	267,322	12,689	127,317	381,950	12/31/2014	9.0
Retention Awards:
2013 Vesting Date	1,764	106	—	1,658	12/31/2013	—	(b)
2014 Vesting Date	63,368	6,654	—	56,714	12/31/2014	0.9
Total	634,476	33,492	343,301	944,285		$15.1

(a) Unrecognized compensation expense will be recognized over the remaining vesting period of the awards.
(b) Less than $0.1 million.

Weighted-Average Grant Date Fair Values
The weighted-average grant-date fair value of award grants issued during 2010, 2011 and 2012 were as follows:

	Equity Method
	Performance-Based Awards		Retention Awards		Liability Method Performance-Based
	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Grant Date Fair Value	Number of Unit Awards	Weighted-Average Fair Value
Units granted during 2010	326,260	$17.53	85,958	$17.47	81,566	$25.43
Units granted during 2011	281,180	$28.52	59,880	$23.96	70,296	$34.32
Units granted during 2012	214,232	$33.57	7,016	$30.54	53,558	$33.57

Vested Unit Awards

The table below sets forth the numbers and values of units that vested in each of the three years ended December 31, 2012.

Grant Date	Vested Limited Partner Units	Vesting Date	Fair Value of Unit Awards on Vesting Date (in millions)*	Intrinsic Value of Unit Awards on Vesting Date (in millions)
2008 Awards	767,792	12/31/2010	$13.0	$21.7
2009 Awards	1,100,276	12/31/2011	$16.5	$37.9
2010 Awards	751,237	12/31/2012	$17.1	$32.5

* Represents the amount of the equity-based liabilities settled in January of the year following the vesting date.

Cash Flow Effects of LTIP Settlements. We settle awards that vest by issuing limited partner units. The difference between the limited partner units issued to the participants and the total units accrued represents the minimum tax withholdings associated with the award settlement, which we pay in cash.

	Settlement Date	Number of Limited Partner Units Issued, Net of Tax Withholdings	Minimum Tax Withholdings (in millions)	Employer Taxes (in millions)	Total Cash Taxes Paid (in millions)
2007 Awards	January 2010	280,634	$3.4	$0.5	$3.9
2008 Awards	January 2011	505,492	$7.4	$0.9	$8.3
2009 Awards	January 2012	722,766	$13.0	$1.3	$14.3

Compensation Expense Summary

Equity-based incentive compensation expense excluding amounts for directors (discussed below) for 2010, 2011 and 2012 was as follows (in thousands):

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	Equity Method	Liability Method	Total	Equity Method	Liability Method	Total	Equity Method	Liability Method	Total
2007 awards	$—	$6	$6	$—	$—	$—	$—	$—	$—
2008 awards	6,763	3,802	10,565	—	—	—	—	—	—
2009 awards	2,800	2,189	4,989	4,418	4,264	8,682	—	—	—
2010 awards	1,842	669	2,511	3,100	1,562	4,662	4,937	3,723	8,660
2011 awards	—	—	—	2,839	841	3,680	5,062	2,094	7,156
2012 awards	—	—	—	—	—	—	3,426	1,101	4,527
Retention awards	828	—	828	686	—	686	693	—	693
Total	$12,233	$6,666	$18,899	$11,043	$6,667	$17,710	$14,118	$6,918	$21,036

Allocation of LTIP expense on our consolidated statements of income:
G&A expense			$16,474			$16,024			$18,587
Operating expense			2,425			1,686			2,449
Total			$18,899			$17,710			$21,036

Director Compensation Expense

Pursuant to the LTIP, long-term incentive awards are granted to independent members of the board of directors of our general partner. Most directors elect to defer all or a portion of their compensation. The table below summarizes the phantom limited partner units earned by our independent directors and total equity-based director compensation expense recognized. The phantom unit and compensation amounts below include amounts credited to the directors' accounts for distribution equivalents earned.

	Year Ended December 31,
	2010	2011	2012
Phantom units earned	30,002	25,236	25,017

(in thousands)
Compensation - phantom unit expense	$449	$446	$523
Distribution equivalents	100	139	195
Changes in market value of phantom units	460	568	973
Total phantom units earned	1,009	1,153	1,691
Compensation paid in cash	306	292	345
Compensation paid in our limited partner units	140	140	170
Total director compensation	1,455	1,585	2,206
Distribution equivalents charged to partners' capital	(100)	(139)	(195)
Total director compensation expense	$1,355	$1,446	$2,011